FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables and contract assets		¥ 182,998
Debt to capital ratio	0.47%	30.24%
Largest Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party		¥ 120,090
Five Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party		¥ 134,930